Government Grant (Details) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2019 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CAD ($)
Government Grant [Line Items]
Non-refundable government contribution value	$ 85.0
Recorded relating to agreement		$ 1.1
Satellites, Property and Other Equipment [Member]
Government Grant [Line Items]
Recorded as a reduction (in Dollars)
Operating Expenses [Member]
Government Grant [Line Items]
Property and other equipment		$ 1.1